UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Annual Report

December 31, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Portfolio.  Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion
For the 12 months ended December 31, 2009, Maxim Global Bond Portfolio returned 14.71%, while its benchmark, the Citigroup World Government Bond Index, returned 1.01%.

After a dismal beginning, 2009 ended on a positive note for global financial markets. The extreme pessimism present at the height of the crisis early in the year subsided, fueling a general rally across risk assets. But even in a year as broadly positive as 2009, there were significant differences between periods and regions that provided opportunities for our fundamentals-based, actively managed strategy to perform well. During the first quarter of the year, the financial crisis reached its height, but the Portfolio was able to provide positive returns from its net negative euro exposure and duration positioning in countries such as Brazil and Mexico where yields lagged the initial rally in developed government bonds. For much of the rest of the year, currency and credit exposures had a broad-based rally as the U.S. dollar fell indiscriminately and sovereign credit spreads declined from distressed levels. The Portfolio’s outperformance during the period was largely due to its sovereign credit exposure, an area where we had very little exposure before the sell-off in 2008, and currency positions in emerging markets we built at distressed levels during the crisis. Although absolute Portfolio returns during the year under review were quite strong, we believe an important difference was that our strategies left the Portfolio well-positioned at period-end to capitalize on whatever happens next. At year-end, particularly in December, the market began to price in a higher degree of differentiation. The indiscriminate rally lost steam, but the positions we built in credits we believe have strong underlying fundamentals provided solid returns, and more importantly, meant that we were not exposed to the blowups that took place in specific markets such as Dubai and Greece. In contrast, data from emerging markets, particularly Asia, confirmed their economies were improving. In addition to strong returns from currencies of rapidly recovering economies, another important contributor to relative performance stemming from increased differentiation was the Japanese yen’s depreciation. The more optimistic outlook for the U.S. economy led government bond yields to rise. At the same time, Japanese domestic demand remained very weak, the economy was still in deflation, and prospects for interest rate hikes were remote. This led to an increase in the interest rate differential between the U.S. and Japan, which favored the U.S. dollar.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Citigroup World Government Bond Index
	10,000.00	10,000.00
2000	10,902.00	11,070.21
2001	11,273.76	11,760.61
2002	12,462.01	12,697.94
2003	13,379.22	12,948.33
2004	14,026.77	13,572.88
2005	14,113.74	14,267.32
2006	16,209.63	14,711.40
2007	18,409.27	15,546.64
2008	19,228.49	16,974.76
2009	22,057.00	17,145.96

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
14.71%	9.48%	8.23%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2009

Country	% of Portfolio Investments
Argentina	2.18%
Australia	11.69%
Belgium	0.64%
Brazil	7.62%
European Community	6.13%
France	3.80%
Germany	5.37%
Hungary	1.89%
Indonesia	5.17%
Iraq	0.44%
Israel	2.74%
Malaysia	1.54%
Mexico	3.35%
Netherlands	3.81%
Norway	0.85%
Peru	2.74%
Poland	6.84%
Russia	3.68%
South Korea	12.64%
Sweden	5.77%
United States	9.43%
Venezuela	1.68%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,101.16	$ 6.88

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.65	$ 6.61

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.
Financial Reports for the Year Ended December 31, 2009

Maxim Global Bond Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Global Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2009, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 25, 2010

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

ASSETS:
Investments in securities, market value (1)	$143,020,149
Cash	2,836,548
Interest receivable	2,390,482
Subscriptions receivable	299,445
Unrealized appreciation on forward foreign currency contracts	508,787

Total assets	149,055,411

LIABILITIES:
Due to investment adviser	158,958
Redemptions payable	539,862
Unrealized depreciation on forward foreign currency contracts	1,276,599

Total liabilities	1,975,419

NET ASSETS	$147,079,992

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,629,986
Additional paid-in capital	132,849,391
Net unrealized appreciation on investments and forward foreign currency contracts	11,132,327
Undistributed net investment income	1,218,894
Accumulated net realized gain on investments and forward foreign currency contracts	249,394

NET ASSETS	$147,079,992

NET ASSET VALUE PER OUTSTANDING SHARE	$9.02
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	16,299,859

(1) Cost of investments in securities	$131,120,010

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

INVESTMENT INCOME:
Interest	$6,745,181
Foreign withholding tax	(133,398)

Total income	6,611,783

EXPENSES:
Management fees	1,613,376

NET INVESTMENT INCOME	4,998,407

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,408,246
Net realized gain on forward foreign currency contracts	9,048,859
Change in net unrealized appreciation on investments and foreign currency transactions	15,895,650
Change in net unrealized depreciation on forward foreign currency contracts	(13,611,379)

Net realized and unrealized gain on investments, foreign currency transactions
and forward foreign currency contracts	12,741,376

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,739,783

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,998,407	$3,724,876
Net realized gain on investments	1,408,246	2,558,373
Net realized gain on forward foreign currency contracts	9,048,859	3,841,743
Change in net unrealized appreciation (depreciation) on investments	15,895,650	(16,554,246)
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	(13,611,379)	11,119,512

Net increase in net assets resulting from operations	17,739,783	4,690,258

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital	(2,655,303)
From net investment income		(26,626,073)
From net realized gains		(2,774,693)

Total distributions	(2,655,303)	(29,400,766)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	89,860,457	64,708,594
Reinvestment of distributions	2,655,303	29,400,766
Redemptions of shares	(67,150,092)	(97,358,864)

Net increase (decrease) in net assets resulting from share transactions	25,365,668	(3,249,504)

Total increase (decrease) in net assets	40,450,148	(27,960,012)

NET ASSETS:
Beginning of period	106,629,844	134,589,856

End of period (1)	$147,079,992	$106,629,844

OTHER INFORMATION:

SHARES:
Sold	10,552,647	6,037,502
Issued in reinvestment of distributions	310,146	3,650,072
Redeemed	(7,866,262)	(9,237,901)

Net increase	2,996,531	449,673

(1) Including undistributed (overdistributed) net investment income	$1,218,894	$(17,966,045)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$8.02	$10.47	$10.66	$9.98	$10.63

Income from Investment Operations

Net investment income	1.59	1.22	1.24	0.67	0.60
Net realized and unrealized gain (loss)	(0.42)	(0.82)	0.19	0.78	(0.52)

Total Income From Investment Operations	1.17	0.40	1.43	1.45	0.08

Less Distributions

Return of capital	(0.17)
From net investment income		(2.59)	(1.24)	(0.74)	(0.54)
From net realized gains		(0.26)	(0.38)	(0.03)	(0.19)

Total Distributions	(0.17)	(2.85)	(1.62)	(0.77)	(0.73)

Net Asset Value, End of Period	$9.02	$8.02	$10.47	$10.66	$9.98

Total Return ±	14.71%	4.45%	13.57%	14.85%	0.62%

Net Assets, End of Period ($000)	$147,080	$106,630	$134,590	$264,556	$245,696

Ratio of Expenses to Average Net Assets	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to
Average Net Assets	4.02%	2.77%	1.98%	3.09%	1.95%

Portfolio Turnover Rate	38.69%	61.73%	33.83%	46.42%	246.45%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income.  The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 30, 2009, 100% of the Portfolio’s investments were valued using Level 2 inputs.  See Schedule of Investments for values in each industry.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2009:

		Other financial
Description	Bonds	instruments	Total
Beginning Balance, December 31, 2008	$3,144,671	$4,210	$3,148,881
Total realized gain (or losses) ^	-	9,194	9,194
Total unrealized gain (or losses)§	277,531	(460)	277,071
Purchases, sales and corporate actions	(3,758)	(12,944)	(16,702)
Transfers into (out of) Level 3	(3,418,444)	-	(3,418,444)
Ending Balance, December 31, 2009	$0	$0	$0

^Included in Net realized gain on investments on the Statement of Operations.
§Included in Change in net unrealized appreciation on investments on the Statement of Operations.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2009 were $787,775, $810,739 and 0.55%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency transactions on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

 Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Portfolio adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS No. 161).  Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of ASC topic 815, Derivatives and Hedging (ASC topic 815).  These provisions of ASC topic 815 apply to all derivative instruments and related hedged items.  These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows.  These provisions of ASC topic 815 are effective for financial statements issued beginning after November 15, 2008.  The Portfolio adopted these provisions of ASC topic 815 for the fiscal year beginning January 1, 2009.

In April 2009, the FASB issued Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly (FSP No. FAS 157-4).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 820 relating to these considerations for the semi-annual period ended June 30, 2009.  The adoption had no impact on the financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 855 for the semi-annual period ended June 30, 2009.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $199,400 for the year ended December 31, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $72,522,524 and $41,581,899 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2009, the U.S. Federal income tax cost basis was $130,870,616. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,717,820 and gross depreciation of securities in which there was an excess of tax cost over value of $3,568,287 resulting in net appreciation of $12,149,533.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio may capture potential returns from currency realignments or  hedge an undesired currency exposure by entering into a currency forward contract (combined with an underlying investment in U.S. Treasury Bills) to gain the same exposure as buying a short term local currency bond.  The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of December 31, 2009 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$508,787	Unrealized depreciation on forward foreign currency contracts	$1,276,599

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$9,048,859	Change in net unrealized depreciation on forward foreign currency contracts	($13,611,379)

As of December 31, 2009, the Portfolio held the following forward foreign currency contracts:

				Net
Long Contracts:				Unrealized
		Delivery	Settlement	Appreciation
Currency Purchased	Currency Sold	Value	Date	(Depreciation)

Australian Dollar	U.S. Dollar	494,500	March 2010	$(103,540)
Euro	Chinese Renminbi	1,337,954	October 2010	79,112
Euro	Chinese Renminbi	216,847	December 2010	16,262
Euro	Norwegian Krone	1,177,175	August 2010	(14,534)
Euro	Norwegian Krone	587,793	September 2010	(1,844)
Euro	Norwegian Krone	1,724,542	October 2010	125,551
Euro	Norwegian Krone	710,618	November 2010	60,180
Euro	Norwegian Krone	228,406	December 2010	15,166
Euro	Polish Zloty	2,996,930	September 2010	(9,400)
Euro	Swedish Krona	877,699	June 2010	(23,537)
Euro	Swedish Krona	1,278,634	September 2010	47,875
Euro	Swedish Krona	4,862,082	December 2010	383,481
Euro	U.S. Dollar	12,505,547	January 2010	(286,658)
Euro	U.S. Dollar	255,000	February 2010	2,319
Euro	U.S. Dollar	1,670,927	September 2010	67,800
Euro	U.S. Dollar	847,000	October 2010	39,860
Euro	U.S. Dollar	834,000	November 2010	33,144
Japanese Yen	Brazilian Real	89,951,627	August 2010	(21,903)
Japanese Yen	Brazilian Real	67,894,550	September 2010	9,285
Japanese Yen	U.S. Dollar	542,628,000	August 2010	(73,044)
Japanese Yen	U.S. Dollar	423,821,000	September 2010	64,968
Japanese Yen	U.S. Dollar	706,642,458	November 2010	302,142
Japanese Yen	U.S. Dollar	67,625,000	December 2010	50,232
Mexican Peso	U.S. Dollar	30,164,420	January 2010	240,172
Mexican Peso	U.S. Dollar	7,217,000	February 2010	82,559
Mexican Peso	U.S. Dollar	50,536,940	March 2010	(126,669)
New Zealand Dollar	U.S. Dollar	742,825	January 2010	(54,229)
New Zealand Dollar	U.S. Dollar	6,904,074	February 2010	(1,035,582)
New Zealand Dollar	U.S. Dollar	4,838,564	June 2010	(78,073)
New Zealand Dollar	U.S. Dollar	1,842,385	July 2010	(128,275)
New Zealand Dollar	U.S. Dollar	20,664,027	August 2010	(1,264,904)
South Korean Won	U.S. Dollar	710,000,000	February 2010	87,658
South Korean Won	U.S. Dollar	8,540,529,000	March 2010	810,460
U.S. Dollar	Singapore Dollar	4,776,675	January 2010	1,791,558
U.S. Dollar	Singapore Dollar	5,650,042	February 2010	(540,810)
U.S. Dollar	Singapore Dollar	5,158,574	March 2010	462,708

				Net
Short Contracts:				Unrealized
		Delivery	Settlement	Appreciation
Currency Sold	Currency Purchased	Value	Date	(Depreciation)

Brazilian Real	Japanese Yen	1,889,000	August 2010	8,896
Brazilian Real	Japanese Yen	1,461,000	September 2010	922
Chilean Peso	U.S. Dollar	723,220,000	January 2010	276,198
Chilean Peso	U.S. Dollar	1,361,960,000	February 2010	454,997
Chilean Peso	U.S. Dollar	660,660,000	March 2010	226,252
Chilean Peso	U.S. Dollar	770,709,000	May 2010	173,626
Chilean Peso	U.S. Dollar	39,240,000	June 2010	8,168
Chinese Renminbi	Euro	13,218,780	October 2010	33,799
Chinese Renminbi	Euro	2,158,000	December 2010	6,918
Chinese Renminbi	U.S. Dollar	9,189,000	February 2010	43,068
Chinese Renminbi	U.S. Dollar	3,282,000	October 2010	(8,127)
Chinese Renminbi	U.S. Dollar	11,951,010	December 2010	(8,522)
Indian Rupee	U.S. Dollar	111,424,000	April 2010	221,884
Indian Rupee	U.S. Dollar	105,300,000	June 2010	92,653
Indian Rupee	U.S. Dollar	35,678,000	July 2010	43,715
Indian Rupee	U.S. Dollar	93,586,000	October 2010	9,267
Israeli Shekel	U.S. Dollar	4,474,800	August 2010	1,165
Malaysian Ringgit	U.S. Dollar	1,455,572	January 2010	15,502
Malaysian Ringgit	U.S. Dollar	3,439,284	February 2010	58,968
Malaysian Ringgit	U.S. Dollar	2,220,463	April 2010	31,827
Malaysian Ringgit	U.S. Dollar	4,135,000	June 2010	42,856
Malaysian Ringgit	U.S. Dollar	29,308,177	July 2010	261,503
Malaysian Ringgit	U.S. Dollar	1,300,000	August 2010	8,139
Malaysian Ringgit	U.S. Dollar	2,083,735	October 2010	1,309
Malaysian Ringgit	U.S. Dollar	2,850,000	November 2010	(11,346)
Malaysian Ringgit	U.S. Dollar	5,137,515	December 2010	(367)
Norwegian Krone	Euro	10,330,000	August 2010	64,291
Norwegian Krone	Euro	5,165,000	September 2010	31,424
Norwegian Krone	Euro	14,581,000	October 2010	(157,557)
Norwegian Krone	Euro	6,076,000	November 2010	(62,713)
Norwegian Krone	Euro	1,970,000	December 2010	(12,988)
Philippine Peso	U.S. Dollar	65,586,000	January 2010	10,637
Philippine Peso	U.S. Dollar	246,051,000	October 2010	66,248
Polish Zloty	Euro	12,790,000	September 2010	(6,271)
Singapore Dollar	U.S. Dollar	7,171,000	January 2010	(2,177,336)
Singapore Dollar	U.S. Dollar	8,511,800	February 2010	79,425
Singapore Dollar	U.S. Dollar	7,892,000	March 2010	(973,560)
Swedish Krona	Euro	9,747,000	June 2010	129,047
Swedish Krona	Euro	13,000,000	September 2010	(63,651)
Swedish Krona	Euro	50,522,868	December 2010	(248,336)
U.S. Dollar	Mexican Peso	2,203,012	January 2010	(107,481)
U.S. Dollar	Mexican Peso	528,524	February 2010	(24,274)
U.S. Dollar	Mexican Peso	2,355,162	March 2010	545,630
U.S. Dollar	New Zealand Dollar	880,535	February 2010	(386,862)
U.S. Dollar	South Korean Won	572,950	February 2010	(36,766)
U.S. Dollar	South Korean Won	6,894,752	March 2010	(439,479)
Net Depreciation				$(767,812)

The number of forwards contracts held at December 31, 2009 is representative of forwards contracts activity during the year ended December 31, 2009.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary income	$806,920	$27,002,707
Long-term capital gain	1,848,383	2,398,059
	$2,655,303	$29,400,766

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-
Net accumulated earnings	0

Net unrealized appreciation on investments	12,149,533
Net unrealized appreciation on forward foreign currency contracts	451,082
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$12,600,615

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  For the year ended December 31, 2009 the Portfolio reclassified permanent book and tax differences of $6,439,260 from paid–in capital to undistributed net investment income and $10,402,575 from accumulated net realized gain on investments to undistributed net investment income.  These adjustments have no impact on net assets or the results of operations.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of February 25, 2010, of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 4.40%
3,880,000	KfW Bankengruppe	2,880,498
NZD	6.38% February 17, 2015
6,500,000	KfW Bankengruppe	1,146,418
NOK	4.66% January 5, 2012
31,651,000	Landwirtschaftliche Rentenbank	2,454,447
MXP	8.50% February 22, 2016
		$6,481,363

Foreign Governments --- 75.72%
3,401,250	Government of Argentina *	3,124,615
	0.94% August 3, 2012
6,955,000	Government of Australia	6,369,113
AUD	6.00% June 14, 2011
1,945,000	Government of Australia	1,781,971
AUD	6.00% August 14, 2013
1,070,000	Government of Australia †	810,739
NZD	7.13% September 18, 2017
3,810,000	Government of Australia	3,505,724
AUD	5.75% April 15, 2012
3,260,000	Government of Australia	2,991,289
AUD	6.00% May 1, 2012
1,450,000	Government of Australia	1,260,959
AUD	5.50% March 1, 2017
600,000	Government of Belgium	920,888
EUR	4.25% September 28, 2014
182,000	Government of Brazil	1,061,572
BRL	10.00% January 1, 2012
100,000	Government of Brazil	1,024,487
BRL	6.00% May 15, 2045
284,000	Government of Brazil	2,973,611
BRL	6.00% May 15, 2015
140,000	Government of Brazil	728,479
BRL	10.00% January 1, 2017
920,000	Government of Brazil	5,115,046
BRL	10.00% January 1, 2014
3,550,000	Government of France	5,428,227
EUR	4.25% October 25, 2017
900,000	Government of Hungary	1,318,409
EUR	5.75% June 11, 2018
1,100,000	Government of Hungary	1,390,802
EUR	3.88% February 24, 2020
3,510,000,000	Government of Indonesia	437,037
IDR	12.90% June 15, 2022
23,750,000,000	Government of Indonesia	2,697,831
IDR	10.75% May 15, 2016
2,400,000,000	Government of Indonesia	280,292
IDR	12.00% September 15, 2026
10,000,000,000	Government of Indonesia	1,158,632
IDR	11.50% September 15, 2019
25,300,000,000	Government of Indonesia	2,825,050
IDR	11.00% November 15, 2020
815,000	Government of Iraq	623,475
	5.80% January 15, 2028
11,700,000	Government of Israel	3,419,192
ILS	7.00% April 29, 2011
5,622,830,000	Government of Korea	4,933,662
KRW	5.50% June 10, 2011
498,700,000	Government of Korea	424,033
KRW	4.00% June 10, 2012
11,840,000,000	Government of Korea	10,240,278
KRW	4.75% December 10, 2011
1,640,000	Government of Korea	1,884,852
	7.13% April 16, 2019
159,000,000	Government of Korea	139,280
KRW	5.25% September 10, 2012
371,000,000	Government of Korea	320,742
KRW	4.75% March 10, 2012
128,720,000	Government of Korea	112,933
KRW	5.25% March 10, 2013
780,000	Government of Malaysia	230,078
MYR	3.64% August 25, 2010
2,350,000	Government of Malaysia	698,442
MYR	3.76% April 28, 2011
4,360,000	Government of Malaysia	1,280,260
MYR	3.87% April 13, 2010
37,400,000	Government of Mexico	3,282,591
MXP	10.00% December 5, 2024
19,400,000	Government of Mexico	1,512,128
MXP	8.00% December 17, 2015
3,505,000	Government of Netherlands	5,444,796
EUR	4.50% July 15, 2017
9,280,000	Government of Peru	3,916,451
PEN	8.60% August 12, 2017
2,600,000	Government of Poland	2,843,880
	6.38% July 15, 2019
18,305,000	Government of Poland ‡	5,784,532
PLN	5.02% January 25, 2012
3,310,000	Government of Poland	1,148,876
PLN	4.75% April 25, 2012
4,662,400	Government of Russia	5,262,684
	7.50% March 31, 2030
55,770,000	Government of Sweden	8,258,140
SEK	5.25% March 15, 2011
510,000	Government of Venezuela	449,178
	10.75% September 19, 2013
2,000,000	Government of Venezuela	1,950,000
	5.38% August 7, 2010
		$111,365,256

Supranationals --- 6.79%
950,000	Corporacion Andina de Fomento	1,097,708
	8.13% June 4, 2019
6,700,000	European Investment Bank	1,217,470
NOK	5.38% July 16, 2012
4,340,000	European Investment Bank	3,279,148
NZD	6.50% September 10, 2014
42,000,000	Inter-American Development Bank	2,680,454
MXP	7.50% December 5, 2024
1,300,000	Inter-American Development Bank	928,026
NZD	6.00% December 15, 2017
1,000,000	International Bank for Reconstruction & Development	783,519
NZD	7.50% July 30, 2014
		$9,986,325

U.S. Municipal --- 4.41%
15,000	Alabama State University Revenue	16,295
	5.75% September 1, 2039
15,000	Alabama State University Revenue	15,713
	5.00% September 1, 2029
175,000	Bay Area Toll Authority California Toll Bridge	182,273
	5.50% April 1, 2043
140,000	Bexar County Texas Revenue	143,401
	5.25% August 15, 2047
700,000	Chicago Illinois Waterworks Revenue	760,228
	5.00% November 1, 2019
565,000	Florida Hurricane Catastrophe Fund Finance Corp	598,578
	4.25% July 1, 2014
550,000	Florida State Board of Education	578,325
	5.00% July 1, 2022
500,000	Florida State Board of Education	528,670
	5.00% July 1, 2021
500,000	Florida State Board of Education	540,505
	5.00% July 1, 2020
650,000	Illinois Finance Authority	671,287
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	218,704
	5.00% February 1, 2035
715,000	JEA Florida Water & Sewer System	693,586
	4.75% October 1, 2040
215,000	Minneapolis Minnesota Health Care System	240,284
	6.50% November 15, 2038
150,000	North Carolina Eastern Municipal Power Agency	163,888
	5.25% January 1, 2019
50,000	Philadelphia Pennsylvania	52,162
	5.00% August 1, 2024
100,000	Puerto Rico Commonwealth	101,445
	5.50% July 1, 2021
400,000	Regional Transportation District Colorado	414,776
	5.00% December 1, 2021
275,000	State of California	256,223
	5.13% April 1, 2033
120,000	State of California	107,704
	5.00% April 1, 2038
180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	199,701
	6.25% July 1, 2028
		$6,483,748

TOTAL BONDS --- 91.32%		$134,316,692
(Cost $122,432,000)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

6,500,000	KfW Bankengruppe	1,197,477
EGP	18.50% February 11, 2010
7,000,000	Federal Home Loan Bank	6,999,999
	0.06% January 4, 2010
1,950,000	Israel Government	505,981
	2.27% October 6, 2010

TOTAL SHORT-TERM INVESTMENTS --- 5.92%		$8,703,457
(Cost $8,688,010)

OTHER ASSETS & LIABILITIES --- 2.76%		$4,059,843

TOTAL NET ASSETS --- 100%		$147,079,992
(Cost $131,120,010)

Legend

*	Represents the current interest rate for variable rate security.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by country.

See notes to financial statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egypt Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
ILS	-	Israel New Shekel
KRW	-	South Korean Won
MYR	-	Malaysia Ringgit
MXP	-	Mexican Peso
NOK	-	Norway Krone
NZD	-	New Zealand Dollar
PEN	-	Peru Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund’) is organized under Maryland law, and is governed by the Board of Directors (the “Board”).  The Board is responsible for overall management of the Fund’s business affairs.  The Board meets regularly to review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs.  The Board elects the Fund’s officers.  The business address of each Director and officer is 8515 E. Orchard Road, Greenwood Village, Colorado 80111.  Each Director and officer oversees 54 portfolios, each of which is a series of the Fund.  The following table provides information about each of the Directors and officers of the Fund.

Independent Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Sanford Zisman (1939) 1982	Attorney, Law Firm of Zisman,& Ingraham, P.C.
Richard P. Koeppe (1931) 1987	Retired educator
Gail H. Klapper (1943) 2007	Director, Guaranty Bancorp; Managing Attorney, Klapper Law Firm; Member, The Colorado Forum
*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

Interested Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008
Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Interested Officers*
Name (Year of Birth) Title Year Elected	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Treasurer and Investment Operations Compliance Officer 2008
Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Secretary and Chief Compliance Officer 1997
Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC

*An “Interested Officer” refers to an officer who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Remuneration Paid to Directors
The Fund pays no salaries or compensation to any of the Interested Directors or Officers.  The chart below sets forth the total compensation paid to the Independent Directors during the Fund’s most recently completed fiscal year.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$67,700	0	0	$67,700
S. Zisman	$64,000	0	0	$64,000
G.H. Klapper	$67,700	0	0	$67,000

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to:  Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129.  The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Approval of Sub-Advisory Agreements for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio
The Board of Directors (“Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on August 11, 2009, approved a new Sub-Advisory Agreement among the Fund, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and Massachusetts Financial Services Company (“MFS”) with respect to the Maxim MFS International Value Portfolio (formerly, the Maxim Bernstein International Equity Portfolio).  At a meeting held on April 23, 2009, the Board, including the Independent Directors, approved a new Sub-Advisory Agreement among the Fund, MCM and Putnam Investment Management, LLC (“Putnam”) with respect to the Maxim Putnam High Yield Bond Portfolio (formerly, the Maxim High Yield Bond Portfolio).  These Sub-Advisory Agreements are collectively referred to as the “Agreements,” and Putnam and MFS are collectively referred to as the “Sub-Advisers.”

Pursuant to the Investment Advisory Agreement between the Fund and MCM, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

The Fund operates under a manager-of-managers structure pursuant to an exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval, subject to certain conditions.  The Sub-Advisory Agreement with MFS was approved by the Board without shareholder approval in accordance with the terms of the exemptive order.  The relief granted by the exemptive order, however, does not extend to a sub-adviser that is an affiliated person of the Fund or MCM, other than by reason of serving as a sub-adviser to one or more of the Fund’s portfolios.  Because Putnam is, or could be deemed to be, an affiliated person of MCM by virtue of being under common control with MCM, the Sub-Advisory Agreement with Putnam was approved by the Board subject to shareholder approval.  The Sub-Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on July 31, 2009.

Under the manager-of-managers structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.  Pursuant to the Agreements, each of Putnam and MFS, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.

In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Prior to approving the Agreements, MCM, at the request of the Board, conducted a thorough search for replacement sub-advisers for the Portfolios.  The Board requested that MCM conduct the search for replacement sub-advisers as a result of poor investment performance of the Portfolios under the management of the then current sub-advisers.  Requests for Proposals were sent to more than 20 potential replacement sub-advisers for each Portfolio.  MCM received more than 15 proposals for each Portfolio.  MCM then analyzed the proposals using various fund analytics and conducted additional research to narrow the list of potential replacement sub-advisers.  The MCM Investment Committee then interviewed the potential replacement sub-advisers in person.  Based on those interviews and the totality of information made available to it, MCM then recommended to the Board that the Sub-Advisers be selected as the new sub-advisers for the Portfolios.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Portfolios by the Sub-Advisers.  Among other things, the Board considered each Sub-Adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio.  The Board also considered each Sub-Adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures.  In addition, the Board considered each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by the Sub-Advisers.

Investment Performance
The Board reviewed information regarding the investment performance of similar funds currently managed by Putnam and MFS as well as similar funds managed by other companies and the peer groups for the applicable asset classes.   With regard to the Maxim MFS International Value Portfolio, the Board also reviewed information regarding the investment performance of the Portfolio as managed by its previous sub-adviser, AllianceBernstein LLP (“Bernstein”), and as compared against various benchmarks.  The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008 for Putnam and MFS, to the extent applicable, risk weighted performance measures, and each Portfolio’s Morningstar category and overall ratings.

The Board noted the investment returns of the similarly managed Putnam High Yield Advantage Fund (Class Y) exceeded those of the Maxim Putnam High Yield Bond Portfolio over the 1-, 3-, and 5-year periods and also exceeded the returns of the Morningstar High Yield Bond Category Average over the 1-, 3-, 5- and 10-year periods.  Based on the information provided, the Board concluded that it was satisfied with the performance of Putnam as compared against various benchmarks, as well as against similar funds managed by other companies and against the peer group for the asset class.

Based on the information provided, the Board concluded that the Maxim MFS International Value Portfolio, as managed by Bernstein, underperformed as compared against various benchmarks, as well as against similar funds currently managed by MFS and other companies, and the peer group for the applicable asset class.

Profitability and Other Benefits to Putnam and MFS
The Board did not consider profitability information with respect to the Sub-Advisers. The Sub-Advisers’ separate profitability apart from their relationship with the Fund was not a material factor in determining whether to approve the Agreements.

The Board considered potential “fall-out” or ancillary benefits that could be received by the Sub-Advisers as a result of their relationship with the Fund, and noted that such benefits could include, among other, benefits directly attributable to their relationship with the Fund (such as soft-dollar credits, which are credits obtained with portfolio brokerage commissions that are used to purchase research products and services from brokers) and benefits potentially derived from an increase in the Sub-Advisers’ business as a result of their relationship with the Fund.  The Board concluded that other ancillary benefits that the Sub-Advisers and their affiliates could receive were not unreasonable.

Economies of Scale
The Board considered the expense ratio of each Portfolio and noted that the overall expenses of the Portfolios would remain the same under the Agreements.  The Board did not review specific information regarding anticipated economies of scale with respect to the management of the Portfolios because it regards that information as less relevant at the sub-adviser level.  The Board reviews information regarding potential economies of scale at its annual meeting when considering the renewal of the MCM Investment Advisory Agreement and the Fund’s various sub-advisory agreements.

Management Fees and Expenses
The Board considered and reviewed the current management fees and expenses for the Portfolios together with the proposed sub-advisory fees, noting that, because the sub-advisory fees are paid out of the management fees that MCM receives from the Portfolios, there would be no change in the level of management fees paid by shareholders of the Portfolios as a result of a change of sub-advisers.  The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolios, noting that the new sub-advisory fees would be lower.  The Board was aware that, because the new sub-advisory fees are lower, MCM will retain a greater portion of the management fees paid by shareholders as a result of a change of sub-advisers.

In evaluating the management and sub-advisory fees, the Board considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.  Regarding Maxim MFS International Value Portfolio, the Board also considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by MFS.

Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds.  The Board also concluded that the expense ratio for the Maxim Putnam High Yield Bond Portfolio was near the median expense ratio for its Morningstar fund category.  Regarding the Maxim MFS International Value Portfolio, the Board concluded that the Portfolio’s expense ratio was generally near or below the median expense ratio for its Morningstar fund category.

Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.                            CODE OF ETHICS.

(a)
As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.                            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $315,080 for fiscal year 2008 and $390,120 for fiscal year 2009.

(b)
Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2008 and $79,500 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)
Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $138,345 for fiscal year 2008 and $144,625 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)
All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)      (1)      Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)
100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2008 equaled $3,004,438 and for fiscal year 2009 equaled $985,800.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.                            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail H. Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.                            INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.                          CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                          EXHIBITS.

(a)               (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer and Investment Operations Compliance Officer

Date:	February 22, 2010